UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 29.7%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.5%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$3,950,000	$3,994,536	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,950,000	6,519,448
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,222,415
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,920,381
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,164,017	(a)

Total Automobiles				18,820,797

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	4,110,000	4,198,611
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	92,335

Total Internet & Catalog Retail				4,290,946

Media - 1.1%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	45,713
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	787,600
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	380,000	384,464	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	3,530,000	3,561,240	(a)
Comcast Corp., Notes	5.875%	2/15/18	900,000	989,856
Comcast Corp., Notes	6.450%	3/15/37	620,000	784,630
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,491,596
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	323,136
Comcast Corp., Senior Notes	3.375%	8/15/25	3,010,000	3,033,150
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	424,142
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,436,178
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,487,309
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	380,914
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	547,577
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	59,492	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,548,716	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,311,659
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	471,321
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,326,483
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,297,720
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,795,673
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	910,216
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,200,000	1,142,191
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,230,000	1,101,603
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	7,453,763
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,457,427
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	248,514
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	391,588
Viacom Inc., Senior Notes	4.250%	9/1/23	1,080,000	1,058,004

Total Media				47,251,875

TOTAL CONSUMER DISCRETIONARY				70,363,618

CONSUMER STAPLES - 2.9%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,936,835
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,357,780
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,387,369
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	955,080
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,214,972
Heineken NV, Senior Notes	1.400%	10/1/17	1,400,000	1,399,331	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	407,452
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	115,850
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	462,959
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,200,000	10,714,304	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	310,544	(a)

Total Beverages				28,262,476

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.6%
CVS Health Corp., Senior Notes	2.750%	12/1/22	$210,000	$206,549
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,930,000	1,989,459
CVS Health Corp., Senior Notes	4.875%	7/20/35	2,350,000	2,465,787
CVS Health Corp., Senior Notes	5.750%	5/15/41	180,000	207,905
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,040,000	5,417,763
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	7,041,351	7,953,988
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	563,418	668,171
Kroger Co., Senior Notes	6.900%	4/15/38	1,080,000	1,359,201
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	190,090
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	465,679
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,656,601

Total Food & Staples Retailing				24,581,193

Food Products - 0.6%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	2,168,000	2,421,437
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	2,950,000	3,009,720
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,380,000	1,472,736	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	3,080,000	3,151,404	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,760,000	1,838,477	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	2,520,000	2,668,803	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,098,432
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,095,006
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	4,490,041
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	691,967	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,879,928	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	740,000	770,740	(a)

Total Food Products				26,588,691

Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	4,025,572
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,739,803
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,536,823
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	319,806
Altria Group Inc., Senior Notes	10.200%	2/6/39	620,000	1,002,168
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	4,098,559
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,759,342
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,538,773
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,574,225
Reynolds American Inc., Senior Notes	7.750%	6/1/18	80,000	91,339
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,920,895	(a)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,880,000	1,933,642
Reynolds American Inc., Senior Notes	3.250%	11/1/22	1,460,000	1,452,554
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,408,107
Reynolds American Inc., Senior Notes	5.850%	8/15/45	6,140,000	6,831,180

Total Tobacco				41,232,788

TOTAL CONSUMER STAPLES				120,665,148

ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	450,000	521,970
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	1,920,000	1,970,172
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,675,225	(a)
Transocean Inc., Senior Notes	5.550%	12/15/16	720,000	711,000
Transocean Inc., Senior Notes	3.000%	10/15/17	4,370,000	3,954,850

Total Energy Equipment & Services				10,833,217

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	$433,000	$449,982
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,320,000	5,740,972
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	188,713
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	19,942,545
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,285,122
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	554,432
Apache Corp., Senior Notes	5.100%	9/1/40	4,370,000	4,172,913
Apache Corp., Senior Notes	4.750%	4/15/43	8,570,000	7,733,259
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,223,673
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	167,669
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,153,760
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	8,420,000	8,012,868
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	449,854
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	4,061,399
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,670,000	2,069,155
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	403,310
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,020,000	1,951,651
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,500,000	6,795,128
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	830,000	1,015,545
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,490,000	3,917,525
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,910,000	2,218,875
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,399,235
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	570,564
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	514,000	463,566
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	687,000	607,823
Hess Corp., Notes	8.125%	2/15/19	430,000	502,182
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	807,741
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,001,241
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,733,622
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	2,050,000	2,063,967
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	2,723,000	2,031,222
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	7,646,025
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	2,244,600
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,234,346
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	13,833,000	12,968,437
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	7,730,000	6,944,632
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,556,875
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,620,000	1,575,928
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,800,000	2,768,786
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,220,741	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,618,122	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,056,791
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	400,000	406,441
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	23,029
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,049,443

Total Oil, Gas & Consumable Fuels				144,003,709

TOTAL ENERGY				154,836,926

FINANCIALS - 12.6%
Banks - 8.4%
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,075,757
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,188,060
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	583,710
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,424,384
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	451,150
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,075,484
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,787,174
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,602,574
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,710,841
Bank of America Corp., Senior Notes	5.000%	1/21/44	14,040,000	14,785,257

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.875%	4/1/44	$7,480,000	$7,764,734
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,035,675
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,146,009
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,000,000	2,965,845
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,462,222
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,665,428	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,690,097	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,497,043
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,055,787
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,154,078	(a)
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,190,000	3,438,734
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	15,545,551
Citigroup Inc., Senior Notes	4.650%	7/30/45	13,290,000	13,256,057
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,109,134
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,010,267
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,306,559
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,485,438
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,240,000	4,217,134
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	544,084
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,196,000	1,371,106
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,457,184
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	2,000,000	2,081,018
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	176,882	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,864,400
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	4,838,000	5,948,321	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	5/21/25	14,740,000	14,461,547
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	3,930,000	4,060,445
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.375%	8/4/25	4,400,000	4,403,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,210,000	1,322,730
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	2,120,000	2,145,423
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,184,792	(a)(b)(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	484,962	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,122,859
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,025,520
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	4,300,000	4,362,922
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,434,341	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	1,330,000	1,337,191
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,525,801	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	9,000,000	8,485,380	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,041,000	2,075,554
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,266,417
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	646,604
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	5,035,377
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,550,000	2,492,026
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	7,050,000	7,022,110
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	3,190,000	3,176,946
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,473,375
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	115,340	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,670,204	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,672,003
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	532,500	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	3,800,000	4,268,988
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,255,656
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,207,393

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	$8,880,000	$8,531,416	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	400,000	402,514	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,560,000	3,542,891	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	31,840,000	31,204,792	(b)(c)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,498,314
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,110,000	1,133,286
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,608,472
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	658,441
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,010,536
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	155,921
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,095,000	9,269,087
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	528,636
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,901,736
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	876,554
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	959,275
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	8,000	8,020

Total Banks				350,490,630

Capital Markets - 1.5%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	827,051
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	795,942
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,821,797	(a)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	2,974,924
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	11/2/15	700,000	505,750	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,744,725
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,291,324
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	436,714
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,014,869
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	367,261
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,163,066
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,539,280
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,379,753
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	7,725,000	8,113,035
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,192,918
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,510,000	10,316,164
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	386,957	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/15	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	0.737%	10/18/16	3,100,000	3,093,884	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	586,644
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,525,663
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,290,212
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,807,687
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,484,835
UBS AG Stamford CT, Medium-Term Notes	5.750%	4/25/18	459,000	503,250

Total Capital Markets				64,163,705

Consumer Finance - 0.6%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,713
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,250,000	4,297,812	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,490,000	2,593,689
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,943,732
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	8,050,000	5,212,375
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,976,143

Total Consumer Finance				23,034,464

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 1.1%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	$200,000	$222,963
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,352,527
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	3,710,000	4,093,076
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,730,000	5,278,605
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,570,000	3,598,298
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	10,550,000	11,308,281	(b)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	2,340,000	2,691,723
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,180,000	3,866,500	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,444,100	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	4,000,589	(a)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	4,510,000	4,611,786	(a)

Total Diversified Financial Services				46,468,448

Insurance - 0.6%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	5,673,000	6,183,570
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	741,338
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	715,482
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,147,000	8,880,230
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	2,810,000	3,518,488	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,534,497	(a)

Total Insurance				24,573,605

Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,543,349	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,655,909	(a)

Total Real Estate Investment Trusts (REITs)				6,199,258

Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	8,820,000	9,070,382
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,265,430

Total Thrifts & Mortgage Finance				12,335,812

TOTAL FINANCIALS				527,265,922

HEALTH CARE - 2.6%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	1.750%	11/6/17	2,730,000	2,738,111
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	4,030,000	3,974,656
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,845,052
Celgene Corp., Senior Notes	3.550%	8/15/22	2,650,000	2,689,996
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	597,397
Celgene Corp., Senior Notes	3.875%	8/15/25	7,750,000	7,751,442
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,169,902
Celgene Corp., Senior Notes	5.000%	8/15/45	6,030,000	5,981,145
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,356,313
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	3,640,000	3,656,944
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	1,650,000	1,585,724
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,620,000	2,632,083

Total Biotechnology				38,978,765

Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,970,000	3,023,516
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	3,700,000	3,703,071
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,460,000	2,704,893
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,715
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,581,282
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,629,462
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	4,040,000	3,734,653

Total Health Care Equipment & Supplies				22,417,592

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 0.4%
Anthem Inc., Notes	7.000%	2/15/19	$992,000	$1,134,170
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	790,599
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,019,198
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	371,835
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	739,598
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	836,248
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,727,522
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,860,000	1,922,565
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	776,625
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,074,765
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	3,030,000	3,198,510

Total Health Care Providers & Services				15,591,635

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,223,137
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	400,000	420,865

Total Life Sciences Tools & Services				1,644,002

Pharmaceuticals - 0.7%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,066,042
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,940,000	2,840,155
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,210,000	1,113,274
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,590,000	1,443,647
Baxalta Inc., Senior Notes	5.250%	6/23/45	4,330,000	4,370,468	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,044,733
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,190,015
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	3,970,000	3,946,164
Perrigo Finance PLC, Senior Notes	3.900%	12/15/24	1,750,000	1,723,580
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	171,309
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,080,000	2,858,486
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	32,000	32,388
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,814,307
Zoetis Inc., Senior Notes	3.250%	2/1/23	680,000	653,080

Total Pharmaceuticals				28,267,648

TOTAL HEALTH CARE				106,899,642

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	283,733
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,996,274
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,341,105
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	22,487

Total Aerospace & Defense				6,643,599

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,430,999

Airlines - 0.4%
Air 2 US, Notes	8.027%	10/1/19	2,291,859	2,452,289	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	83,709	85,952
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	737,203	766,691
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	254,082	269,327
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	2,226,479	2,332,236

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	$174,336	$202,230
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,529,805	2,782,785
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,776,660
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	63,099	68,626
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	4,113,596	4,360,412

Total Airlines				16,097,208

Building Products - 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	4,120,000	4,274,582

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,036,792
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,180,000	1,197,063
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	451,056

Total Commercial Services & Supplies				2,684,911

Electrical Equipment - 0.3%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	334,552
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,148,719
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,647,134
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,006,302

Total Electrical Equipment				12,136,707

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,999,044

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,554,931
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	769,757

Total Machinery				2,324,688

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	140,000	137,318
Burlington Northern Santa Fe LLC, Senior Notes	3.850%	9/1/23	6,895,000	7,157,286

Total Road & Rail				7,294,604

TOTAL INDUSTRIALS				58,886,342

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,168,981

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	974,662
Intel Corp., Senior Notes	4.900%	7/29/45	1,340,000	1,387,125
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	5,973,324

Total Semiconductors & Semiconductor Equipment				8,335,111

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,467,506

TOTAL INFORMATION TECHNOLOGY				15,971,598

MATERIALS - 1.5%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	811,593
OCP SA, Senior Notes	4.500%	10/22/25	4,690,000	4,385,150	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	759,450
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	61,372

Total Chemicals				6,017,565

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.3%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	$210,000	$235,157
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,710,000	1,562,029
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,510,000	2,221,127
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	3,731,278
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	627,942
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,180,000	7,266,555
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,080,000	2,103,820
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	3,728,400
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	830,000	788,500	(a)
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	3,540,000	3,536,460	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,535,035	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	895,125	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	8,810,000	7,048,000	(a)
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	60,000	60,042
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	3,673,000	3,816,412
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	5,650,980
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	975,000	884,120
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	716,000	631,469
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,129,000	4,811,878

Total Metals & Mining				53,134,329

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,255,052

TOTAL MATERIALS				61,406,946

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,335,850
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	789,912
AT&T Inc., Senior Notes	3.400%	5/15/25	15,130,000	14,441,524
AT&T Inc., Senior Notes	5.550%	8/15/41	3,020,000	3,064,569
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,536,411
CenturyLink Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,233,300
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	4,515,000	4,618,073
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	530,777
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,124,050
Verizon Communications Inc., Senior Notes	2.500%	9/15/16	2,160,000	2,189,678
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	725,801
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	480,000	491,510
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	2,946,347
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,960,000	2,165,192
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,087,487
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	23,506,000	27,771,023

Total Diversified Telecommunication Services				74,051,504

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,146,408
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,271,984
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,914,696
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	5,620,000	5,604,618	(a)

Total Wireless Telecommunication Services				15,937,706

TOTAL TELECOMMUNICATION SERVICES				89,989,210

UTILITIES - 0.8%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	791,395
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	905,236
Exelon Corp., Bonds	5.625%	6/15/35	515,000	563,015
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,250,758
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,273,466
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,292,324
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,270,000	2,525,375	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,290,000	1,557,619
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	308,247
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,609,574
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,217,622

Total Electric Utilities				28,294,631

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	$30,000	$31,596	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	5,272,590

Total Gas Utilities				5,304,186

TOTAL UTILITIES				33,598,817

TOTAL CORPORATE BONDS & NOTES (Cost - $1,280,633,009)				1,239,884,169

ASSET-BACKED SECURITIES - 8.1%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,266,943	1,336,699	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,660,173	4,695,632	(a)
Airspeed Ltd., 2007-1A G1W	0.477%	4/15/24	10,667,763	8,960,921	(a)(b)
ALM Loan Funding, 2015-12A A1	1.839%	4/16/27	7,500,000	7,437,000	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.229%	7/25/32	920,618	888,930	(b)
Apidos CLO, 2013-16A B	3.087%	1/19/25	4,550,000	4,424,015	(a)(b)
Apidos CLO, 2014-18A A1	1.707%	7/22/26	3,000,000	2,981,409	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.006%	4/15/27	3,750,000	3,641,625	(a)(b)
Argent Securities Inc., 2006-W4 A2B	0.304%	5/25/36	124,022	44,882	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.836%	3/12/26	7,900,000	7,825,400	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	1,840,000	1,846,780	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,100,000	2,162,515	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-2A A	2.500%	2/20/21	3,550,000	3,567,580	(a)
Bayview Financial Acquisition Trust, 2005-B M1	0.644%	4/28/39	321,586	319,348	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	1.169%	12/25/34	5,980,077	5,616,518	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.764%	9/25/34	59,661	58,595	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-SD2 2A1	0.854%	12/25/44	29,414	29,422	(b)
BlueMountain CLO Ltd., 2015-3A A1	1.813%	10/20/27	5,250,000	5,196,450	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	2.826%	12/27/39	5,900,000	6,407,742	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.745%	10/15/25	500,000	497,505	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.075%	10/15/25	1,000,000	985,720	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	1.817%	4/20/27	3,250,000	3,234,400	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.814%	1/25/33	215,032	201,944	(b)
Cent CLO LP, 2013-19A A1A	1.624%	10/29/25	6,250,000	6,187,025	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.287%	4/18/25	5,250,000	5,124,094	(a)(b)
CIFC Funding Ltd., 2014-2A A1L	1.809%	5/24/26	4,250,000	4,209,842	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	3,311,935	3,352,450	(a)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,520,000	(a)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	23,066	648	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.814%	9/25/33	345,395	318,641	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.534%	12/25/36	603,677	419,924	(a)(b)
Covenant Credit Partners CLO I Ltd., 2014-1A A	1.767%	7/20/26	1,250,000	1,236,240	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.328%	2/3/29	17,714	17,537	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.357%	10/25/36	3,715,000	3,916,112	(a)
FBR Securitization Trust, 2005-5 M1	0.884%	11/25/35	10,261,000	9,062,094	(b)
Flatiron CLO Ltd., 2013-1A B	3.039%	1/17/26	2,500,000	2,409,848	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Galaxy CLO Ltd., 2015-19A A1A	1.843%	1/24/27	$5,000,000	$4,981,500	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.691%	2/20/32	775,000	711,552	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.694%	3/13/32	1,525,000	1,382,721	(b)
GSAA Home Equity Trust, 2005-6 A3	0.564%	6/25/35	5,466,138	5,237,840	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.624%	8/25/35	6,500,000	5,651,834	(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	2,430,000	2,422,416	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,870,750
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	13,200,000	13,101,000
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 A7	1.981%	11/15/46	1,100,000	1,095,600	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.374%	2/25/36	2,342,179	2,191,534	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.384%	5/25/35	197,706	194,278	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.736%	1/21/31	101,063	94,587	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.656%	4/21/31	7,118,216	6,683,834	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.494%	11/25/34	2,565,552	2,537,339	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.124%	4/25/35	14,730,000	14,316,234	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.354%	10/25/36	2,449,991	1,096,773	(b)
Magnetite CLO Ltd., 2012-6A CR	2.937%	9/15/23	6,000,000	5,865,000	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.494%	5/25/37	9,263,079	8,247,549	(a)(b)
Morgan Stanley Reremic Trust, 2015-R7 1A	4.250%	2/26/36	12,705,000	12,705,000	(a)(g)
Neuberger Berman CLO Ltd., 2014-16A A1	1.759%	4/15/26	2,060,000	2,045,053	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.817%	10/20/26	5,400,000	5,374,139	(a)(b)
OZLM Ltd., 2014-8A A1A	1.729%	10/17/26	5,000,000	4,960,550	(a)(b)
OZLM Ltd., 2014-8A A2A	2.439%	10/17/26	2,000,000	1,950,960	(a)(b)
OZLM Ltd., 2014-8A B	3.289%	10/17/26	1,000,000	986,698	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	4,918,557	5,019,011	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.974%	1/25/31	288,090	204,001	(b)
RAAC Series, 2007-RP2 A	0.549%	2/25/46	225,137	209,454	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.874%	3/25/33	63,701	56,796	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.654%	6/25/31	146,994	136,287	(b)
SACO I Trust, 2005-10 1A	0.714%	6/25/36	977,818	1,544,105	(b)
Saranac CLO Ltd., 2014-2A B	2.383%	2/20/25	750,000	727,084	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	0.884%	5/25/35	3,836,005	3,652,817	(b)
Shackleton CLO Ltd., 2013-4A B1	2.286%	1/13/25	5,800,000	5,681,378	(a)(b)
SLM Student Loan Trust, 2007-2 A3	0.335%	1/25/19	14,840,000	14,646,338	(b)
SLM Student Loan Trust, 2007-2 A4	0.355%	7/25/22	14,580,000	13,627,591	(b)
SLM Student Loan Trust, 2007-3 A3	0.335%	4/25/19	7,000,000	6,893,320	(b)
SLM Student Loan Trust, 2007-7 B	1.045%	10/25/28	4,150,000	3,306,347	(b)
SLM Student Loan Trust, 2008-5 A4	1.995%	7/25/23	10,430,000	10,475,892	(b)
SLM Student Loan Trust, 2011-A A3	2.707%	1/15/43	3,125,000	3,303,413	(a)(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	2,094,254	2,089,724	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,269,459	1,288,321
Small Business Administration Participation Certificates, 2013-20I 1	3.620%	9/1/33	3,511,492	3,762,704
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	2,872,981	3,014,151
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,621,447	3,648,764
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	1,300,000	1,298,014
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	1,280,000	1,304,820
Structured Asset Investment Loan Trust, 2004-1 A3	0.994%	2/25/34	9,239,825	8,865,076	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	$1,137,773	$1,182,181
Venture CDO Ltd., 2013-15A B1	2.339%	7/15/25	1,500,000	1,470,348	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.789%	4/15/26	8,260,000	8,205,938	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.786%	10/14/26	7,500,000	7,457,587	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $338,008,110)				339,911,690

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1%
American Home Mortgage Assets, 2006-4 1A12	0.404%	10/25/46	1,154,165	767,018	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	0.534%	2/25/45	2,734,903	2,578,010	(b)
APS Resecuritization Trust, 2015-3 1A	0.714%	10/27/46	25,970,026	24,471,322	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	3,500,000	3,535,350	(a)
Banc of America Funding Corp., 2005-E 8A1	2.089%	6/20/35	100,818	63,696	(b)
Banc of America Funding Corp., 2006-H 1A1	2.589%	9/20/46	469,743	389,779	(b)
Banc of America Funding Corp., 2015-R3 3A1	0.943%	4/29/47	11,650,223	11,186,544	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.349%	2/27/37	19,793,932	18,505,347	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.484%	12/25/34	80,573	78,594	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	2.964%	2/25/35	15,993	15,670	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.231%	11/25/34	3,212,754	3,120,149	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.364%	6/25/47	4,409,116	3,440,151	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.535%	1/15/46	700,000	704,829	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.148%	6/15/31	3,113,234	3,099,962	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-388G A	0.957%	6/15/33	3,370,000	3,345,146	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,057,266
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	4,094,167
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	283,510
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	477,620	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	210,000	222,945	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	453,344	(a)
Commercial Mortgage Pass-Through Certificates, Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,092,833
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,885,383	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.153%	12/10/23	30,938,635	1,614,842	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,367,887	(a)(b)
Commercial Mortgage Trust, 2014-SAVA D	3.307%	6/15/34	4,600,000	4,566,816	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.585%	3/10/47	22,421,852	1,812,829	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.394%	7/25/24	3,886,464	3,877,972	(b)
Core Industrial Trust, 2015-TEXW D	3.977%	2/10/34	4,480,000	4,456,314	(a)(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.454%	7/25/35	4,495,120	3,881,613	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.384%	7/25/46	1,423,165	1,168,761	(b)
Countrywide Home Loans, 2005-09 2A1	0.414%	5/25/35	2,679,845	1,984,824	(b)
Countrywide Home Loans, 2005-11 3A3	2.423%	4/25/35	77,338	57,337	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.494%	5/25/35	4,734,058	4,051,454	(b)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	1,349,000	1,415,732	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Mortgage Trust, 2015-2R 7A3	2.765%	8/27/36	$16,143,256	$16,528,813	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 4A1	0.441%	12/29/35	26,662,823	24,961,951	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.644%	6/25/34	514,171	472,564	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.488%	4/15/36	12,689,361	11,642,488	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.506%	10/19/45	1,719,607	1,459,239	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.747%	2/25/48	111,309	111,337	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	6,137	6,442
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	6,421	780
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	8,408,047	9,377,410
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.084%	11/15/36	1,216,463	216,981	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.294%	7/15/37	1,121,249	210,675	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.824%	9/15/37	2,147,649	396,860	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.024%	1/15/40	741,001	131,779	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,379,434
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	9,562,098	10,871,713
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.744%	10/15/41	3,013,628	543,062	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.394%	11/15/41	3,698,718	697,512	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.844%	8/15/39	2,159,977	388,271	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.844%	7/15/42	454,286	77,845	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	4,190,367	506,029
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.844%	8/15/42	870,370	149,927	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.794%	8/15/42	3,469,569	718,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,266,051	316,270
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.944%	11/15/42	667,508	142,694	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.944%	11/15/42	710,187	149,955	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.944%	11/15/42	999,311	216,547	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 SB, IO	5.944%	12/15/42	13,192,637	2,849,706	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.994%	5/15/39	2,040,584	356,798	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	16,873,153	2,691,963
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.044%	9/15/42	1,960,932	349,470	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	5,303,005	577,257

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	$4,471,332	$574,871
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.744%	2/15/44	4,031,797	855,842	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.794%	5/15/44	1,557,333	341,431	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.868%	4/15/41	4,136,100	318,567	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	1,339	1,335
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	5,685,872	6,468,509
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,285,093	154,925
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.802%	7/25/21	6,054,989	478,362	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.340%	4/25/20	21,484,747	842,546	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	3,471,989	3,539,051
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.712%	10/25/21	2,051,063	158,763	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	4,940,000	5,032,497
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.347%	6/25/21	13,758,643	805,830	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.406%	11/25/36	3,126,840	739,107	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.286%	4/25/40	1,222,789	187,323	(b)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.386%	9/25/40	2,072,764	408,021	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	7,117,038
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,313,160	1,548,413
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.506%	10/25/26	977,124	177,299	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	764,084	857,849
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	2,795,069	3,151,653
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,157,882	1,347,174
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.806%	7/25/42	3,743,359	776,178	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.456%	2/25/41	1,123,974	191,941	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	4,245,768	485,792
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	217,249	202,969
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.456%	3/25/42	3,204,419	575,549	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	162,937	148,759

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.406%	7/25/42	$1,065,715	$219,642	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	3,155,087	322,920
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.906%	9/25/42	1,424,991	293,859	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.956%	11/25/42	1,768,116	384,431	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.956%	11/25/42	1,380,355	310,001	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.956%	11/25/42	2,803,452	663,444	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.956%	12/25/42	2,380,469	461,518	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.956%	12/25/42	707,779	150,112	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.956%	12/25/42	1,858,449	454,155	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,583,504	364,429
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.383%	2/25/17	50,478,789	1,883,061	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	5,120,404	5,909,755
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	11,778,139	13,139,775
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	5,680,806	841,668
Federal National Mortgage Association (FNMA), 2013-019 US, IO	5.956%	3/25/43	1,798,588	423,259	(b)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	4,360,934	474,897
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	9,229,339	1,395,716
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.906%	7/25/43	1,906,526	446,516	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.956%	9/25/41	5,942,627	940,492	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.888%	8/25/44	22,218,628	1,390,086	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.222%	1/25/24	136,749,887	1,058,171	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.956%	8/25/45	2,170,411	542,850	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.672%	7/25/22	125,919,532	3,826,695	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.631%	12/25/24	94,347,824	3,727,286	(b)
Federal National Mortgage Association (FNMA), IO	9.500%	2/25/17	634	26
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	11
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	70	1,245
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	5,251	5,232
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,132,988	199,257

Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	360,443	67,485
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	181,550	30,804	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	$173,242	$30,687	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	245,238	44,649
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,307,365	289,632
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	5,099,724	448,034
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	5,616,645	595,772
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,663,452	690,456
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	4,249,814	754,127
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,949,747	550,769
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,429,523	445,439
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	56,975,609	596,762	(a)
FREMF Mortgage Trust, 2014-K36 C	4.503%	12/25/46	1,740,000	1,799,143	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.079%	10/25/47	840,000	838,770	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.987%	1/25/47	860,000	884,387	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.811%	1/25/48	3,730,000	3,683,744	(a)(b)
GE Business Loan Trust, 2007-1A A	0.377%	4/16/35	3,142,378	2,972,542	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	6,165,000	6,179,260	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,211,605
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.284%	3/20/39	769,600	80,161	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.264%	4/20/40	424,076	73,288	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,683,630
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.341%	4/16/34	43,023	562	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,900,000	3,122,053
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,700,000	7,147,768
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.334%	6/20/40	4,806,556	1,067,839	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.434%	1/20/40	919,830	136,690	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	19,005,931
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	856,976	19,153
Government National Mortgage Association (GNMA), 2010-H03 FA	0.748%	3/20/60	3,353,138	3,360,566	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.198%	5/20/60	1,687,664	1,707,624	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.542%	8/20/58	1,177,958	1,173,563	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.572%	12/20/60	1,675,222	1,672,500	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.592%	12/20/60	3,940,087	3,933,400	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	4,960,540	5,417,758

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.920%	9/16/46	$88,650,869	$3,864,025	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.692%	1/20/61	2,304,279	2,306,524	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.692%	12/20/60	2,492,953	2,495,960	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.642%	2/20/61	2,284,195	2,281,399	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.672%	3/20/61	4,555,653	4,561,607	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.692%	3/20/61	3,226,319	3,231,330	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.223%	4/16/53	27,544,344	1,631,699	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.834%	3/20/42	4,953,134	895,036	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	3,066,970	3,109,773
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.700%	3/16/49	18,046,334	755,979	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	3,906,519	350,288
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	815,284	63,340
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.891%	8/16/42	2,548,354	438,159	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.533%	2/16/53	20,252,081	922,401	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	0.920%	1/16/53	16,741,107	1,230,572	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.991%	10/16/42	2,345,861	478,117	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.606%	5/16/54	23,019,240	1,032,850	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.758%	9/16/51	74,325,316	4,539,493	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	22,139,097	1,504,905	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.216%	2/16/46	29,553,796	2,163,273	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.927%	6/16/55	15,403,908	901,545	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	12,696,174	939,786
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.941%	6/16/43	3,464,521	467,759	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.213%	2/16/48	10,710,835	723,603	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.955%	9/16/55	20,084,211	1,312,945	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.929%	1/16/57	13,848,472	1,170,653	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	5.984%	8/20/44	17,120,169	4,226,713	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	6,512,376	684,257
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	2,506,572	2,558,067
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.867%	8/16/54	51,772,438	3,530,932	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	$38,608,966	$2,866,677	(b)
Government National Mortgage Association (GNMA), 2015-085 AB	2.800%	2/16/47	10,657,121	10,951,055	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.634%	6/25/45	3,297,928	2,900,300	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.454%	10/25/45	662,274	571,585	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,229,931	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.544%	1/25/35	168,913	141,998	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.544%	3/25/35	7,164,442	6,141,166	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	232,000	234,488
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.556%	6/20/35	490,084	461,923	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.586%	6/20/35	10,342,219	9,421,451	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.644%	7/25/34	188,767	187,213	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.544%	8/25/36	490,877	479,120	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.444%	4/25/37	3,864,283	3,563,998	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	2.575%	9/25/35	45,779	38,980	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	940,000	1,001,624	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	490,000	534,686	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.274%	8/15/47	62,778,223	4,488,643	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	569,348
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.713%	9/15/47	1,540,000	1,502,019	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	12,030,000	12,679,476
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	18,480,000	19,443,270
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	4,190,000	4,281,556	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	9,365,409	9,599,760
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,014,180
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.487%	11/15/31	8,780,000	8,739,050	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	3.957%	5/15/28	4,650,000	4,425,092	(a)(b)
JPMorgan Reremic, 2014-6 8A1	0.379%	10/27/36	7,067,989	6,494,364	(a)(b)
JPMorgan Reremic, 2015-1 1A1	0.359%	12/27/46	8,419,512	8,167,623	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.946%	2/22/32	6,670,000	6,618,641	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	3.696%	2/22/32	4,000,000	4,015,200	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.561%	6/15/36	1,463,787	3,889	(a)(b)(f)
Lehman XS Trust, 2005-7N 1A1B	0.494%	12/25/35	54,277	32,489	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.424%	5/25/37	138,371	100,218	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.363%	12/25/34	74,194	72,088	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	459,211	461,470	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	87,107	90,763	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.544%	5/25/35	678,338	553,421	(a)(b)
Merrill Lynch Mortgage Investors Trust, 1998-C1 A3	6.720%	11/15/26	365,218	373,236	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	2.672%	12/25/35	$54,249	$50,543	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.481%	2/25/36	248,011	241,486	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.969%	8/15/45	9,770,720	709,462	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	429,949
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	510,000	554,733	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.341%	2/12/44	7,380,000	7,318,525	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.481%	10/25/34	296,902	293,753	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.512%	7/25/35	1,570,914	1,438,389	(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.444%	8/26/47	16,380,698	15,784,046	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 2A1	0.448%	7/26/45	17,424,965	16,384,583	(a)(b)
Mortgage IT Trust, 2005-1 1A1	0.834%	2/25/35	617,318	602,212	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,242,951	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	272,674	278,402	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	151,228	136,887
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	6,875,697	6,778,377	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.339%	7/26/37	22,317,118	21,557,682	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.514%	4/25/35	2,443,394	2,384,361	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	4,936,845	4,978,260	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	1,815,161	1,843,150	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	434,188	413,602	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	25,359,537	24,852,321	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	2,454,897	2,502,004
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.394%	2/25/24	5,480,000	5,519,379	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.844%	4/25/24	13,400,000	13,292,130	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.594%	8/25/24	13,020,000	13,171,318	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.694%	8/25/24	3,970,000	4,023,857	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	2.844%	10/25/24	2,750,000	2,804,359	(b)
Structured ARM Loan Trust, 2004-10 2A	2.409%	8/25/34	4,214,105	4,179,124	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.514%	10/25/35	614,647	549,254	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	1,223,155	1,241,498
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.425%	5/10/45	21,396,688	2,225,748	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.407%	12/15/43	6,520,000	6,321,492	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.385%	2/25/33	111,553	109,890	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.520%	9/25/33	33,918	34,316	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	193,899	195,399
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A1	0.534%	1/25/45	420,857	395,508	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.464%	7/25/45	53,773	50,515	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.514%	8/25/45	6,115,731	5,681,698	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.484%	10/25/45	1,433,722	1,325,953	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.464%	12/25/45	$8,252,366	$7,933,948	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.484%	12/25/45	124,213	114,083	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.138%	9/25/36	325,412	289,597	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	7,250	7,650
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/19/22	25,550,000	25,629,026	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C30 XA	1.185%	9/15/58	59,419,458	4,307,198	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.348%	5/15/48	48,196,249	3,711,882	(b)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	251,112	252,521	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.917%	12/15/45	23,289,043	2,045,686	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	266,362	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.456%	3/15/47	10,576,646	755,966	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,874,130
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,300,878	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.339%	8/15/47	36,895,846	2,671,997	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	3,798,385	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,850,000	2,915,539

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $808,295,385)				798,256,722

MORTGAGE-BACKED SECURITIES - 17.9%
FHLMC - 2.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/39	613,051	689,048
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-11/1/41	7,924,502	8,662,498
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-4/1/32	549,152	627,840
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,077,323	1,233,349
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	6/1/33-8/1/35	3,259,839	3,612,038
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	678,924	720,265	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.523%	1/1/36	196,726	209,847	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,819	8,162	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.164%	2/1/37	84,956	90,195	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.022%	4/1/37	67,830	71,223	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	3,850,744	4,109,666	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.194%	1/1/38	206,248	219,814	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	11/1/41-8/1/43	7,261,183	7,836,539
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	518,093	542,552
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	2,067,422	2,205,729
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	24,056,358	26,772,926
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-9/1/35	102,847	110,490
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	18,820,641	20,253,405
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/19/30	200,000	210,888	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	14,425,369	15,198,661

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	$618,547	$685,254
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	440,174	501,838
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,278,273	1,449,708

Total FHLMC				96,021,935

FNMA - 13.5%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	60,249,602	65,985,564
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-7/1/45	107,755,883	115,740,380
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/41	12,200,948	13,166,017
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	11,268,959	12,747,601
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,120,000	3,134,878
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	119,124	124,213
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	4,955,343	5,704,921
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	5,229,067	5,318,249
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	2,873,346	3,283,417
Federal National Mortgage Association (FNMA)	2.500%	10/19/30	9,400,000	9,583,006	(i)
Federal National Mortgage Association (FNMA)	3.000%	10/19/30	94,500,000	98,405,496	(i)
Federal National Mortgage Association (FNMA)	3.500%	10/19/30	6,800,000	7,182,500	(i)
Federal National Mortgage Association (FNMA)	2.800%	6/1/35	2,105,966	2,264,866	(b)
Federal National Mortgage Association (FNMA)	2.372%	7/1/35	494,197	525,881	(b)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	246,527	261,466	(b)
Federal National Mortgage Association (FNMA)	2.297%	9/1/35	678,092	716,185	(b)
Federal National Mortgage Association (FNMA)	2.394%	9/1/35	1,089,420	1,161,802	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	6,140,144	6,880,204
Federal National Mortgage Association (FNMA)	2.159%	10/1/35	2,663,678	2,801,681	(b)
Federal National Mortgage Association (FNMA)	2.196%	10/1/35	267,671	283,017	(b)
Federal National Mortgage Association (FNMA)	2.217%	10/1/35	516,521	546,222	(b)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	390,232	416,313	(b)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	735,757	783,652	(b)
Federal National Mortgage Association (FNMA)	2.106%	11/1/35	977,708	1,027,106	(b)
Federal National Mortgage Association (FNMA)	2.116%	11/1/35	855,189	903,691	(b)
Federal National Mortgage Association (FNMA)	2.135%	11/1/35	1,098,784	1,154,004	(b)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	1,020,601	1,073,406	(b)
Federal National Mortgage Association (FNMA)	2.153%	11/1/35	1,163,953	1,220,524	(b)
Federal National Mortgage Association (FNMA)	2.641%	9/1/36	488,477	521,538	(b)
Federal National Mortgage Association (FNMA)	2.362%	12/1/36	17,368	18,570	(b)
Federal National Mortgage Association (FNMA)	1.782%	2/1/37	8,440,961	8,858,099	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-10/1/45	113,443,261	118,594,556
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,329,902	4,399,898
Federal National Mortgage Association (FNMA)	4.000%	10/14/45	58,500,000	62,400,780	(i)
Federal National Mortgage Association (FNMA)	5.000%	10/14/45	7,300,000	8,043,260	(i)

Total FNMA				565,232,963

GNMA - 2.1%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	10,565	10,633
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	73,698	83,577
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	79,321	83,972
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	11,583,294	13,521,736
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/41	11,542,340	13,040,588

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	$440,614	$499,994
Government National Mortgage Association (GNMA)	5.000%	1/15/40-11/20/40	1,771,854	1,969,958
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	8,872,316	9,646,274
Government National Mortgage Association (GNMA) I	3.500%	10/21/45	1,200,000	1,255,706	(i)
Government National Mortgage Association (GNMA) II	6.000%	10/20/37-2/20/42	341,723	386,984
Government National Mortgage Association (GNMA) II	3.500%	10/21/45	37,600,000	39,396,272	(i)
Government National Mortgage Association (GNMA) II	4.000%	10/21/45	8,900,000	9,482,153	(i)

Total GNMA				89,377,847

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $739,909,170)				750,632,745

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	4,932,061

Ohio - 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	206,060

TOTAL MUNICIPAL BONDS (Cost - $5,595,467)				5,138,121

SOVEREIGN BONDS - 4.1%
Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	10,939,500

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	4,346,000	4,139,156	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	266,674	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	316,037	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,228,642	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	351,465	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	964,483	(a)

Total Indonesia				7,266,457

Mexico - 1.8%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	122,640
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	167,034
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,433,475
United Mexican States, Senior Notes	4.750%	3/8/44	580,000	529,250
United Mexican States, Senior Notes	5.550%	1/21/45	48,390,000	49,539,262
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	13,261,000

Total Mexico				74,052,661

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,227,825
Republic of Peru, Senior Bonds	5.625%	11/18/50	8,140,000	8,404,550

Total Peru				9,632,375

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Poland - 0.6%
Republic of Poland, Senior Notes	5.000%	3/23/22	$6,990,000	$7,811,325
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	17,829,450

Total Poland				25,640,775

Russia - 0.4%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	7,150,625	8,410,923	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,662,500	1,955,515	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	6,400,000	6,400,000	(h)

Total Russia				16,766,438

South Africa - 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	10,730,000	11,427,450

Turkey - 0.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,210,750
Republic of Turkey, Senior Bonds	5.750%	3/22/24	8,810,000	9,131,565
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,180,000	2,329,875
Republic of Turkey, Senior Notes	4.875%	4/16/43	3,030,000	2,522,475

Total Turkey				15,194,665

TOTAL SOVEREIGN BONDS (Cost - $171,364,758)				170,920,321

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.3%
U.S. Government Agencies - 3.4%
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	12,380,221
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	29,035,019
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	66,300,000	61,568,169
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	113,264
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,060,867
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,093,438
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,790,000	1,746,884
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,539,286
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	2,740,000	2,655,145
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,272,121
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	1,240,000	1,165,112
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	820,000	768,037
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	9,190,000	8,383,302
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,523,071

Total U.S. Government Agencies				140,303,936

U.S. Government Obligations - 15.9%
U.S. Treasury Bonds	3.375%	5/15/44	14,110,000	15,486,092
U.S. Treasury Bonds	3.000%	11/15/44	13,610,000	13,898,151
U.S. Treasury Bonds	3.000%	5/15/45	280,680,000	287,236,404
U.S. Treasury Bonds	2.875%	8/15/45	16,920,000	16,911,625
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,006
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,302,143
U.S. Treasury Notes	1.625%	7/31/19	250,000	254,290
U.S. Treasury Notes	1.750%	9/30/19	3,070,000	3,135,078
U.S. Treasury Notes	1.250%	1/31/20	12,020,000	12,007,163
U.S. Treasury Notes	1.625%	7/31/20	122,200,000	123,692,551
U.S. Treasury Notes	1.875%	11/30/21	10,840,000	10,980,302
U.S. Treasury Notes	2.125%	12/31/21	490,000	503,181
U.S. Treasury Notes	1.500%	1/31/22	260,000	257,088
U.S. Treasury Notes	1.750%	3/31/22	76,660,000	76,849,657

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.875%	8/31/22	$25,230,000	$25,443,547
U.S. Treasury Notes	2.375%	8/15/24	24,900,000	25,645,705
U.S. Treasury Notes	2.125%	5/15/25	41,990,000	42,242,612
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,229,197
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/30	1,720,000	1,203,076
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	7,800,000	3,416,228

Total U.S. Government Obligations				665,844,096

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $788,685,484)				806,148,032

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost - $23,991,540)	0.375%	7/15/25	24,515,173	23,880,279

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
Eurodollar Futures, Put @ $99.50		11/13/15	2,136	53,400
U.S. Treasury 10-Year Notes Futures, Put @ $127.50		10/23/15	5	1,172
U.S. Treasury 10-Year Notes Futures, Put @ $128.00		10/23/15	144	51,750
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		10/23/15	344	1,359,875
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00		10/23/15	183	589,031
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00		10/23/15	128	330,000
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00		10/23/15	142	57,688

TOTAL PURCHASED OPTIONS (Cost - $1,454,554)				2,442,916

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,157,937,477)				4,137,214,995

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.3%
U.S. Government Agencies - 8.3%
Federal Home Loan Bank (FHLB), Discount Notes	0.085%	10/16/15	$25,000,000	24,999,115	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.120%	10/22/15	50,000,000	49,996,500	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	25,000,000	24,993,930	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	12/16/15	25,000,000	24,994,200	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	2/23/16	25,000,000	24,982,775	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.159%	11/25/15	50,000,000	49,987,854	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	1/7/16	82,000,000	81,970,972	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	2/3/16	10,000,000	9,994,060	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.260%	2/10/16	55,000,000	54,965,515	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $346,842,274)				346,884,921

TOTAL INVESTMENTS - 107.3% (Cost - $4,504,779,751#)				4,484,099,916
Liabilities in Excess of Other Assets - (7.3)%				(305,930,803)

TOTAL NET ASSETS - 100.0%				$4,178,169,113

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of September 30, 2015.

(e)	Value is less than $1.

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2015, the Fund held TBA securities with a total cost of $235,137,801.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	6/13/16	$99.00	165	$162,937
U.S. Treasury 10-Year Notes Futures, Call	10/2/15	128.00	122	101,031
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	128.00	3,136	3,430,000
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	128.50	754	589,063
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	127.50	229	336,344
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.00	221	117,406
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	127.00	51	95,625
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.50	145	49,844
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	130.00	73	15,969
U.S. Treasury 10-Year Notes Futures, Call	11/20/15	129.00	92	83,375
U.S. Treasury 10-Year Notes Futures, Put	10/2/15	128.00	43	4,031
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	127.00	123	17,297
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	126.50	128	12,000
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	126.00	175	10,937
U.S. Treasury 10-Year Notes Futures, Put	11/20/15	127.00	107	41,797
U.S. Treasury 10-Year Notes Futures, Put	11/20/15	126.50	93	26,156
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	158.00	252	389,813
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	159.00	244	282,125
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	160.00	160	137,500
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	157.00	42	84,656
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	162.00	36	16,312
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	155.00	154	134,750
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	152.00	320	85,000
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	156.00	55	67,870
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	154.00	37	22,547
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	150.00	31	3,391
U.S. Treasury Long-Term Bonds Futures, Put	11/20/15	150.00	54	29,532

TOTAL WRITTEN OPTIONS (Premiums received - $4,057,957)				$6,347,308

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$527,265,922	$0	*	$527,265,922
Industrials	—	51,804,314	7,082,028		58,886,342
Other corporate bonds & notes	—	653,731,905	—		653,731,905
Asset-backed securities	—	318,245,769	21,665,921		339,911,690
Collateralized mortgage obligations	—	782,520,067	15,736,655		798,256,722
Mortgage-backed securities	—	750,632,745	—		750,632,745
Municipal bonds	—	5,138,121	—		5,138,121
Sovereign bonds	—	170,920,321	—		170,920,321
U.S. government & agency obligations	—	806,148,032	—		806,148,032
U.S. Treasury inflation protected securities	—	23,880,279	—		23,880,279
Purchased options	$2,442,916	—	—		2,442,916

Total long-term investments	$2,442,916	$4,090,287,475	$44,484,604		$4,137,214,995

Short-term investments†	—	346,884,921	—		346,884,921

Total investments	$2,442,916	$4,437,172,396	$44,484,604		$4,484,099,916

Other assets	—	—	$32,927		$32,927

Other financial instruments:
Futures contracts	$11,535,163	—	—		$11,535,163
OTC credit default swaps on corporate issues - sell protection‡	—	$5,532	—		5,532
OTC credit default swaps on corporate issues - buy protection‡	—	39,007	—		39,007
OTC credit default swaps on credit indices - sell protection‡	—	334,297	—		334,297

Total other financial instruments	$11,535,163	$378,836	—		$11,913,999

Total	$13,978,079	$4,437,551,232	$44,517,531		$4,496,046,842

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$6,347,308	—	—		$6,347,308
Futures contracts	5,888,849	—	—		5,888,849
OTC interest rate swaps‡	—	$663,409	—		663,409
Centrally cleared interest rate swaps	—	8,007,900	—		8,007,900
OTC credit default swaps on corporate issues - sell protection‡	—	23,715	—		23,715
OTC credit default swaps on corporate issues - buy protection‡	—	65,513	—		65,513
Centrally cleared credit default swaps on credit indices - sell protection	—	567,765	—		567,765

Total	$12,236,157	$9,328,302	—		$21,564,459

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS		INDUSTRIALS	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	OTHER ASSETS	TOTAL
Balance as of December 31, 2014	$0	*	—	$20,604	—	$101,248	$121,852
Accrued premiums/discounts	233,704		—	2	$179	—	233,885
Realized gain (loss)	—		—	24	—	100,736	100,760
Change in unrealized appreciation (depreciation)[1]	(233,704)		—	(408)	42,857	(32,927)	(224,182)
Purchases	—		—	12,705,000	4,051,131	—	16,756,131
Sales	—		—	(2,685)	—	(136,130)	(138,815)
Transfers into Level 3[2]	—		$7,082,028	8,960,921	11,642,488	—	27,685,437
Transfers out of Level 3[3]	—		—	(17,537)	—	—	(17,537)

Balance as of September 30, 2015	$0	*	$7,082,028	$21,665,921	$15,736,655	$32,927	$44,517,531

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$(233,704)		—	—	$42,857	$(32,927)	$(223,774)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$86,617,760
Gross unrealized depreciation	(107,297,595)

Net unrealized depreciation	$(20,679,835)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90 - Day Eurodollar	3,429	6/16	$844,892,519	$851,720,737	$6,828,218
90 - Day Eurodollar	111	12/16	27,282,773	27,487,763	204,990
90 - Day Eurodollar	123	3/17	30,112,912	30,420,975	308,063
U.S. Treasury 2 - Year Notes	783	12/15	171,377,920	171,501,469	123,549
U.S. Treasury 5 - Year Notes	5,770	12/15	692,769,212	695,375,156	2,605,944
U.S. Treasury Ultra Long - Term Bonds	704	12/15	111,461,601	112,926,000	1,464,399

					11,535,163

Contracts to Sell:
90 - Day Eurodollar	368	12/15	91,609,355	91,618,200	(8,845)
90 - Day Eurodollar	8,337	3/16	2,069,813,581	2,073,411,900	(3,598,319)
U.S. Treasury 10 - Year Notes	389	12/15	49,795,205	50,077,672	(282,467)
U.S. Treasury Long - Term Bonds	1,002	12/15	155,659,220	157,658,438	(1,999,218)

					(5,888,849)

Net unrealized appreciation on open futures contracts					$5,646,314

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	$(204,079)
Credit Suisse	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(161,913)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(297,417)

Total	$10,660,000				—	$(663,409)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR	—	$(1,584,152)
Chicago Mercantile Exchange	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(1,221,117)	(4,632,219)
Chicago Mercantile Exchange	48,708,000	2/15/41	2.720% semi-annually	3-Month LIBOR	(81,887)	(1,791,529)

Total	$234,008,000				$(1,303,004)	$(8,007,900)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	1.06%	1.000% quarterly	$(9,027)	$26,866	$(35,893)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	0.99%	1.000% quarterly	5,532	(132,517)	138,049
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	1,820,000	9/20/21	1.10%	1.000% quarterly	(10,024)	17,823	(27,847)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	1.06%	1.000% quarterly	(4,664)	14,639	(19,303)

Total	$13,030,000				$(18,183)	$(73,189)	$55,006

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	$4,120,000	12/20/16	0.14%	1.040% quarterly	$(45,488)	—	$(45,488)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	2,420,000	3/20/17	0.13%	0.690% quarterly	(20,025)	—	(20,025)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	1.54%	0.890% quarterly	39,007	—	39,007

Total	$10,660,000				$(26,506)	—	$(26,506)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$3,261,435	7/25/36	4.420% monthly	$334,297	$246,079	$88,218

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX. NA.IG.23 Index)	$52,870,000	12/20/19	1.000% quarterly	$321,661	$665,252	$(343,591)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	81,430,000	6/20/20	1.000% quarterly	435,050	659,224	(224,174)

Total	$134,300,000			$756,711	$1,324,476	$(567,765)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015